GOLDMAN SACHS TRUST

Goldman Sachs Tax-Advantaged Funds

Class A, Class C, Institutional, Service, Investor, Class P, and Class R6 Shares
(as applicable) of the

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

(the “Funds”)

Supplement dated April 23, 2020 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated April 30, 2019, as supplemented to date

Effective immediately, Gary Chropuvka will be leaving Goldman Sachs Asset Management, L.P. and will no longer serve as a portfolio manager for the Funds. In addition, effective immediately, John Sienkiewicz serves as a portfolio manager for the Funds. Monali Vora and Aron Kershner continue to serve as portfolio managers for the Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund. Osman Ali and Monali Vora continue to serve as portfolio managers for the Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund.

Accordingly, effective immediately, the Funds’ disclosures are modified as follows:

All references to Mr. Chropuvka in the Prospectuses, Summary Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsections of the “Goldman Sachs International Equity Dividend and Premium Fund—Summary—Portfolio Management” and “Goldman Sachs U.S. Equity Dividend and Premium Fund—Summary—Portfolio Management” sections of the Prospectuses, as well as the “Portfolio Management” sections of the corresponding Summary Prospectuses:

Portfolio Managers: Monali Vora, CFA, Managing Director, has managed the Fund since 2010; Aron Kershner, Managing Director, has managed the Fund since 2015; and John Sienkiewicz, Managing Director, has managed the Fund since 2020.

The following replaces in its entirety the “Portfolio Managers” subsections of the “Goldman Sachs International Tax-Managed Equity Fund—Summary—Portfolio Management” and “Goldman Sachs U.S. Tax-Managed Equity Fund—Summary—Portfolio Management” sections of the Prospectuses, as well as the “Portfolio Management” section of the corresponding Summary Prospectuses:

Portfolio Managers: Osman Ali, CFA, Managing Director, has managed the Fund since 2014; Monali Vora, CFA, Managing Director, has managed the Fund since 2010; and John Sienkiewicz, Managing Director, has managed the Fund since 2020.

The following row is added to the table in the “Quantitative Investment Strategies Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

John Sienkiewicz Managing Director	Portfolio Manager— International Equity Dividend and Premium International Tax-Managed Equity U.S. Tax-Managed Equity U.S. Equity Dividend and Premium	Since 2020 2020 2020 2020	Mr. Sienkiewicz joined the Investment Adviser in 2009.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

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